Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 10 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Software	$560,194	$571,541
Technology	4,068,883	4,183,158
Total intangible assets	4,629,077	4,754,699
Less: accumulated amortization	(4,424,045)	(3,871,871)
Intangible assets, net	$205,032	$882,828

Amortization expense was $667,416, $907,490 and $934,457 for the years ended December 31, 2024, 2023 and 2022, respectively.

Amortization expense for the next five years are as follows：

Amortization expense
2025	$77,098
2026	41,701
2027	57,747
2028	19,231
2029	9,255
TOTAL	205,032